UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
            -----------------------------------------------------------------


                         Form 13F File Number: 28-10831
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ             11/14/06
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:   17
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:   $ 797,227  (thousands)
--------------------------------------------------------------------------------

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                               September 30, 2006



------------------------------------------------------------------------------------------------------------------------------------
    Column 1                   Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                               Title of                 Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                Class       CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

CKX Inc                        Com             12562M106   174,519   14,017,557 SH        SOLE                14,017,557
Clear Channel Communications   Com             184502102    11,254      390,100 SH        SOLE                   390,100
Clear Channel Outdoor HLDGS    CL A            18451C109       757       37,100 SH        SOLE                    37,100
Conocophillips                 Com             20825C104     8,930      150,000 SH        SOLE                   150,000
Cox Radio Inc                  CL A            224051102     3,055      199,000 SH        SOLE                   199,000
Cumulus Media Inc              CL A            231082108     1,697      177,500 SH        SOLE                   177,500
Deutsche Telekom AG            Sponsored ADR   251566105     2,032      128,025 SH        SOLE                   128,025
Dow Chem Co                    Com             260543103     6,042      155,000 SH        SOLE                   155,000
Entercom Communications Corp   CL A            293639100     5,279      209,500 SH        SOLE                   209,500
Foundation Coal Hldgs Inc      Com             35039W100    10,035      310,000 SH        SOLE                   310,000
Freeport-McMoran Copper & Go   CL B            35671D857     5,326      100,000 SH        SOLE                   100,000
Intel Corp                     Com             458140100     1,234       60,000 SH        SOLE                    60,000
Lamar Advertising Co           CL A            512815101     4,273       80,000 SH        SOLE                    80,000
NTL Inc Del                    Com             62941W101   557,080   21,906,401 SH        SOLE                21,906,401
Telecom Corp New Zealand Ltd   Sponsored ADR   879278208     2,361      105,300 SH        SOLE                   105,300
Texas Instrs Inc               Com             882508104     1,330       40,000 SH        SOLE                    40,000
Vodafone Group Plc New         Spons ADR New   92857W209     2,023       88,478 SH        SOLE                    88,478



----------------------------------
This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.